Investment Strategy - Roundhill Innovation-100 0DTE Covered Call Strategy ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objectives using a “covered call” strategy that provides current income from option premiums on a weekly basis, while also providing exposure to the price return of the Nasdaq-100 Index®. In effectuating its investment strategy, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the returns of the Nasdaq-100 Index®. Such financial instruments may include exchange-traded funds (“ETFs”) that seek to track the investment returns of the Nasdaq-100 Index® (“Nasdaq-100 ETFs”), such as Invesco QQQ TrustSM, Series 1 (“QQQ”) and Invesco Nasdaq 100 ETF (“QQQM”) or derivative instruments that utilize the Nasdaq-100 Index® or a Nasdaq-100 ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value.

A covered call strategy is a two-part strategy where an investor buys or owns a security or group of securities and simultaneously sells call options on the same securities, which generates upfront premium income in exchange for capping maximum potential profit. As further described below, because the Fund will sell call options on the Nasdaq-100 Index® but achieves its investment exposure to the Nasdaq-100 Index® by investing in shares of a Nasdaq-100 ETF or by purchasing call options that utilize the Nasdaq-100 Index® or a Nasdaq-100 ETF as the reference asset, the Fund’s strategy may be termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy.

The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund will sell out-of-the-money 0DTE call options on the Nasdaq-100 Index® that will expire at the end of the day. The Fund will derive its synthetic long exposure to the price return of the Nasdaq-100 Index® by purchasing shares of a Nasdaq-100 ETF or by purchasing deep-in-the-money call option contracts that utilize the Nasdaq-100 Index® or a Nasdaq-100 ETF as the reference asset. The Fund’s exposure to the return of the Nasdaq-100 Index® through the purchase of call options that are “deep-in-the-money” refers to the fact that at the time the Fund purchases such call options, the value of the reference asset (either the Nasdaq-100 Index® or Nasdaq-100 ETF) is already well above the strike price of the options contract. This means that the Fund will exercise these contracts and will experience a gain equal to the difference between the strike price of the options contracts and the value of the reference asset. These gains will generally provide synthetic exposure to the returns of the Nasdaq-100 Index®. The Fund’s sale of 0DTE options to generate income from option premiums will potentially limit the degree to which the Fund will participate in any gains experienced by the Nasdaq-100 Index® beyond a certain point, which is discussed in further detail below.

As the primary means by which the Fund intends to generate income from option premiums, the Fund will, at market open, or shortly thereafter, on every business day, sell 0DTE Nasdaq-100 Index® call options with a strike price above the current value of the Nasdaq-100 Index® (generally referred to as “out-of-the-money”) that will expire at the end of the day. The Fund, as the seller of these call options, receives a payment (“premium”) from the buyer. In this way a covered call strategy, such as the one utilized by the Fund, provides an investor with additional income in the form of option premiums. However, it is the sale of these call options to generate income from option premiums that will limit the Fund’s ability to participate in increases in value of the Nasdaq-100 Index® beyond a certain point. If the value of the Nasdaq-100 Index® increases, the Fund’s synthetic long exposure to Nasdaq-100 Index® would allow the Fund to participate in those gains. However, if the Nasdaq-100 Index® appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income from option premiums, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. This strategy effectively converts a portion of the potential upside return growth of the Nasdaq-100 Index® into current income from option premiums. For instance, if, on a given business day, the Fund sold Nasdaq-100 Index® call options that were 1% out-of-the-money at the time they were sold, and from the time the options were sold the Nasdaq-100 Index® experienced a gain of 2%, the Fund would only experience a gain of 1% because while its synthetic long Nasdaq-100 Index® call options would produce a gain of 2%, they were offset by the 1% loss it experienced from its sold Nasdaq-100 Index® call options. However, please note, this example is provided for illustration only. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Nasdaq-100 Index® lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options.

In implementing its investment strategy, the Fund will invest in exchange-traded options contracts and/or FLexible EXchange®options (“FLEX Options”) that utilize the Nasdaq-100 Index® or a Nasdaq-100 ETF as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled “European” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

The Fund may also invest in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities. To the extent that the Fund invests in an ETF that holds short-term U.S. Treasury securities, such ETF is advised by Roundhill Financial Inc., the investment adviser to the Fund. There may be other unaffiliated ETFs that offer similar exposure at lower cost and/or have better performance over certain time periods. Such investments will be used to earn additional yield on any cash not invested in options contracts.

The Fund intends to make weekly distribution payments to shareholders. A significant portion of the weekly distributions may be characterized as a return of capital.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Nasdaq-100 Index®

The Nasdaq-100 Index® is a globally recognized index that tracks the performance of 100 of the largest non-financial companies listed on the Nasdaq Stock Market®, encompassing a diverse range of industries and sectors. The components of the Nasdaq-100 Index® are weighted pursuant to their market capitalization. The index is rebalanced quarterly and reconstituted annually.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Nasdaq-100 Index® is so concentrated. As of March 31, 2026, the Nasdaq-100 Index® was concentrated in the industry or group of industries comprising the information technology sector.

Additional Information About QQQ

QQQ is an ETF that seeks to provide investment results that correspond generally to the price and yield performance of the Nasdaq-100 Index®. QQQ seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in QQQ substantially corresponding to the weight of such stock in the Underlying Index. QQQ is a series of Invesco Exchange-Traded Trust. Information provided to or filed with the Securities and Exchange Commission by Invesco Exchange-Traded Trust pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 811-21265 through the Securities and Exchange Commission’s website at www.sec.gov.

Additional Information About QQQM

QQQM is an ETF that seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Index®. Although QQQM generally will invest at least 90% of its total assets in the securities that comprise the Nasdaq-100 Index®, the Fund employs a “full replication” methodology, meaning that it generally invests in all of the securities comprising the Nasdaq-100 Index® in proportion to their weightings. QQQM is a series of Invesco Exchange-Traded Trust. Information provided to or filed with the Securities and Exchange Commission by Invesco Exchange-Traded Trust pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 811-21265 through the Securities and Exchange Commission’s website at www.sec.gov.